Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,251,712	$ 15,265
Accounts receivable	20,706	7,720
Prepaid expenses	193,852
Other current assets		218,698
Total current assets	3,680,609	3,469,649
Property and equipment, net (Note 3)	8,622,532	8,865,019
Intangible assets (Note 4)	18,978,190
Goodwill (Note 4)	4,851,136	4,851,136
Operating lease right-of-use assets, net (Note 6)	82,511	81,712
Other assets	42,200
Total assets	36,257,178	17,267,516
Current liabilities:
Accounts payable and accrued expenses	3,471,661	3,304,012
Contract liabilities (Note 5)	1,997,074	2,330,584
Consideration payable, current portion (Note 3)	1,166,001	1,166,001
Operating lease liabilities, current portion (Note 6)	86,240	81,712
Other current liabilities	1,970,295	1,845,760
Total current liabilities	8,691,271	8,728,069
Consideration payable, net of current portion (Note 3)	388,666	680,166
Total liabilities	9,079,937	9,408,235
Commitments and contingencies (see Note 11)
Stockholders’ equity:
Preferred stock value
Common stock value	3,765
Additional paid in capital	27,446,674
Retained earnings (accumulated deficit)	(273,198)	7,859,281
Total stockholders’ equity	27,177,241	7,859,281
Total liabilities and stockholders’ equity	36,257,178	17,267,516
Related Party
Current assets:
Due from related party, net (Note 12)	1,130,879	2,144,506
Loan receivable - related party (Note 12)	$ 1,083,460	1,083,460
Successor
Current assets:
Cash		15,265	$ 131,107
Accounts receivable		7,720	359,361
Other current assets		218,698	60,071
Assets held for sale			64,286
Total current assets		3,469,649	2,030,545
Property and equipment, net (Note 3)		8,865,019	7,356,397
Goodwill (Note 4)		4,851,136	4,851,136
Operating lease right-of-use assets, net (Note 6)		81,712	188,936
Total assets		17,267,516	14,427,014
Current liabilities:
Accounts payable and accrued expenses		3,304,012	1,855,889
Contract liabilities (Note 5)		2,330,584	1,666,580
Consideration payable, current portion (Note 3)		1,166,001
Operating lease liabilities, current portion (Note 6)		81,712	107,409
Other current liabilities		1,845,760
Total current liabilities		8,728,069	3,648,628
Consideration payable, net of current portion (Note 3)		680,166
Operating lease liability, net of current portion			81,528
Total liabilities		9,408,235	3,730,156
Commitments and contingencies (see Note 11)
Stockholders’ equity:
Preferred stock value
Common stock value
Additional paid in capital
Retained earnings (accumulated deficit)		7,859,281	10,696,858
Total stockholders’ equity		7,859,281	10,696,858
Total liabilities and stockholders’ equity		17,267,516	14,427,014
Successor | Related Party
Current assets:
Loan receivable - related party (Note 12)		1,083,460	1,045,315
Accounts receivable - related party		2,144,506	370,405
Current liabilities:
Loans payable - related party			$ 18,750